RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Repayments of credit facilities	$ 26		$ (173)	$ 721	$ (180)
Brookfield Asset Management
Disclosure of detailed information about borrowings [line items]
Deposit	322	$ 600		322		$ 0
Interest expense	0		$ 3	3	$ 5
Brookfield Asset Management | Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility	$ 400			$ 400
Brookfield Asset Management | Unsecured Revolving Credit Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Credit facility interest rate	2.00%			2.00%
Brookfield Asset Management | Credit facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt - repayments plus accrued interest	$ 355	$ 245